Commitments and Contingencies - Summary of Lease Cost (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Operating lease cost
Short-term lease cost	$ 217
Sublease income	(186)
Total lease cost	10,727
Operating cash flows from operating leases	$ 9,301
Weighted-average remaining lease term-operating leases	6 years 10 months 24 days
Weighted-average discount rate-operating leases	7.28%
Research and Development
Operating lease cost
Operating lease cost	$ 10,459
General and Administrative
Operating lease cost
Operating lease cost	$ 237